Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Apr. 02, 2023 USD ($)	Apr. 03, 2022 USD ($)	Jan. 01, 2023 USD ($) performanceGoal $ / shares shares	Jan. 02, 2022 USD ($) $ / shares shares	Jan. 03, 2021 USD ($) performanceGoal $ / shares
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 35	$ 35	$ 137	$ 141	$ 115
Service period			1 year 9 months 14 days	1 year 9 months 3 days	1 year 8 months 26 days
Average fair value of options granted (usd per share) | $ / shares			$ 23.23	$ 20.86	$ 16.42
Intrinsic value of options exercised			$ 64	$ 56	$ 50
Weighted average remaining contractual term			6 years 7 months 6 days
Options outstanding (in shares) | shares			8,221,000	8,657,000
Average life			6 years 8 months 12 days	6 years 4 months 24 days
Shares outstanding, exercisable (in shares) | shares			3,291	3,693
Weighted-average exercise price, exercisable (in usd per share) | $ / shares			$ 118.83	$ 109.21
Unrecognized compensation			$ 105	$ 90	75
Stock options
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			$ 43	41	37
Expiration period			10 years
Historical volatility rate, period			10 years
Average implied volatility rate			35 days
Options, life			2 years
Stock options | Minimum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period			6 months
Stock options | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period			4 years
RSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			$ 74	$ 73	$ 67
Weighted average grant date fair value (in usd per share) | $ / shares			$ 153.69	$ 152.73	$ 139.88
Aggregate fair value			$ 44	$ 45	$ 43
RSUs | Minimum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period			6 months
RSUs | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period			3 years
PSUs
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			$ 20	$ 27	$ 11
Achievement period (in years)			3 years
Number of goals | performanceGoal			3		2
Weighted average grant date fair value (in usd per share) | $ / shares			$ 178.45	$ 187.50	$ 177.16
Aggregate fair value			$ 4	$ 5	$ 4
PSUs | Minimum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period			6 months
Performance payout			0.00%
PSUs | Maximum
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Service period			3 years
Performance payout			200.00%
Parent
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense			$ 26	$ 38	$ 28